As filed with the Securities and Exchange Commission on August 4, 2020

File Nos. 033-12113

811-05028

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 334	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 466	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code

(888) 877-4626

Douglas P. Dick, Esq. Brendan C. Fox, Esq. Adam T. Teufel, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Peter G. Strelow Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☒ on August 20, 2020 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 334 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 332, which was filed with the Securities and Exchange Commission on May 22, 2020. This Post-Effective Amendment No. 334 is filed solely for the purpose of designating August 20, 2020 as the new effective date of Post-Effective Amendment No. 332. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 334 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 4th day of August, 2020.

PIMCO FUNDS (Registrant)

By:
Eric D. Johnson*, President

* By:	/s/ ADAM T. TEUFEL
Adam T. Teufel
as attorney-in fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
Brent R. Harris*	Trustee	August 4, 2020
George E. Borst*	Trustee	August 4, 2020
Jennifer H. Dunbar*	Trustee	August 4, 2020
Kym M. Hubbard*	Trustee	August 4, 2020
Gary F. Kennedy*	Trustee	August 4, 2020
Peter B. McCarthy*	Trustee	August 4, 2020
Ronald C. Parker*	Trustee	August 4, 2020
Peter G. Strelow*	Trustee	August 4, 2020
	President	August 4, 2020
Eric D. Johnson*	(Principal Executive Officer)
Bradley A. Todd*	Treasurer (Principal Financial and Accounting Officer)	August 4, 2020

*By:	/s/ ADAM T. TEUFEL
Adam T. Teufel as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 333 to Registration Statement No. 33-12113 on July 27, 2020.